Vessels, net Vessels, net Narrative (Details)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Number of vessels owned	56
Ultramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	37